Related Party Transactions - Summary of Revenue Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Related Party Transaction [Line Items]
Revenue from related parties	$ 2,071	$ 850	$ 3,406	$ 1,576	$ 3,457	$ 3,112	$ 1,082
Daimler [Member]
Related Party Transaction [Line Items]
Revenue from related parties	$ 2,071	$ 850	$ 3,406	$ 1,576	$ 3,457	$ 3,112	$ 1,082